Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project	€ 1,293	€ 1,249
Marketable securities	5,569	5,412
Forward contracts	(2,040)	(2,650)
Swap contracts	(560)	(539)
Currency swap	(1,969)	(1,244)
Loans granted to associates	11,902
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project
Marketable securities
Forward contracts
Swap contracts
Currency swap
Loans granted to associates
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project
Marketable securities	5,569	5,412
Forward contracts	(2,040)	(2,650)
Swap contracts	(560)	(539)
Currency swap	(1,969)	(1,244)
Loans granted to associates
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project	1,293	1,249
Marketable securities
Forward contracts
Swap contracts
Currency swap
Loans granted to associates	€ 11,902